Derivatives and fair value measurements - Fair Value Measurements (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest rate swap	$ (420)	$ (592)
Fuel pricing contracts	22,416	18,941
Total	21,996	18,349
Significant other observable inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Interest rate swap	(420)	(592)
Fuel pricing contracts	22,416	18,941
Total	$ 21,996	$ 18,349